Master Trust - Narrative (Details) - Rail - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Derivative asset (liability)	$ 10,100	$ (295,400)
Derivative
EBP, Master Trust [Line Items]
Net gain (loss)	$ 15,000,000.0